Short-Term Debt - Summary of Short-Term Debt (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Debt Disclosure [Abstract]
Outstanding balance at December 31
Year-end weighted average rate
Daily average outstanding during the year	950,544	15,412
Average rate for the year	4.09%	0.97%
Maximum outstanding at any month-end during the year	$ 3,743,820